UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:    10/31/14

Item 1.  Reports to Stockholders.

Eagle MLP Strategy Fund
Class A Shares: EGLAX
Class C Shares: EGLCX
Class I Shares: EGLIX

Semi-Annual Report
October 31, 2014

Distributed by Northern Lights Distributors, LLC
Member FINRA

Eagle MLP Strategy Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Inception**-	Inception***
	Six Months	One Year	October 31, 2014	October 31, 2014
Eagle MLP Strategy Fund – Class A	8.13%	20.61%	21.17%	N/A
Eagle MLP Strategy Fund – Class A with load	1.92%	13.70%	17.85%	N/A
Eagle MLP Strategy Fund – Class C	7.66%	19.64%	N/A	19.44%
Eagle MLP Strategy Fund – Class I	8.17%	20.87%	21.45%	N/A
Alerian MLP Index	7.32%	16.87%	17.28%	16.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.74% for Class A shares, 2.49% for Class C shares and 1.49% for Class I shares per the August 28, 2014 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.66%, 2.41%, and 1.41% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a mandatory sales charge up to 5.75% (which may be waived by the Adviser) imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

**	Inception date for Class A and Class I is September 14, 2012.

***	Inception date for Class C is February 21, 2013.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Asset Classes as of October 31, 2014 are as follows:

Asset Class	% of Net Assets
General Partner – Energy	22.8%
Diversified	17.0%
Shipping	16.0%
Pipelines & Transportation	8.2%
Gathering/Processing	7.8%
Pipeline-Refined Products	7.0%
Exchange Traded Notes	6.6%
Natural Gas Pipeline	4.2%
Offshore Drilling	4.1%
Exploration & Production	3.0%
Short-Term Investment	2.7%
Energy Infrastructure	0.9%
Liabilities in excess of other assets	(0.3)%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

1

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares		Value
	MLP & MLP RELATED SECURITIES - 91.0%
	DIVERSIFIED - 17.0%
1,230,563	Enbridge Energy Management LLC *	$43,721,903
588,700	Kinder Morgan, Inc.	22,782,690
603,941	Kinder Morgan Management LLC *	57,458,929
434,399	NGL Energy Partners LP	14,925,950
197,409	Plains All American Pipeline LP	11,123,997
		150,013,469
	ENERGY INFRASTRUCTURE - 0.9%
310,353	VTTI Energy Partners LP	7,526,060

	EXPLORATION & PRODUCTION - 3.0%
1,102,282	Linn Co. LLC	26,421,700

	GATHERING/PROCESSING - 7.8%
468,958	Crestwood Midstream Partners LP	9,327,575
144,036	MarkWest Energy Partners LP	10,089,722
719,174	Regency Energy Partners LP	21,575,220
218,359	Targa Resources Corp.	28,087,518
		69,080,035
	GENERAL PARTNER - ENERGY - 20.3%
546,300	Energy Transfer Equity LP	31,882,068
831,522	ONEOK, Inc.	49,009,907
1,395,291	Plains GP Holdings LP	40,016,946
1,044,800	The Williams Cos., Inc.	57,996,848
		178,905,769
	NATURAL GAS PIPELINE - 4.2%
171,635	Cheniere Energy Partners LP	4,146,702
615,353	El Paso Pipeline Partners LP	25,014,099
499,684	Midcoast Energy Partners	7,745,102
		36,905,903
	OFFSHORE DRILLING - 4.1%
798,453	Seadrill Partners LLC	20,081,093
644,480	Transocean Partners LLC	16,195,782
		36,276,875
	PIPELINE-REFINED PRODUCTS - 7.0%
401,522	Buckeye Partners LP	30,274,759
385,018	Magellan Midstream Partners LP	31,521,424
		61,796,183
	PIPELINES & TRANSPORTATION - 10.7%
227,400	Atlas Energy LP	8,534,322
94,600	Enbridge, Inc.	4,480,256
331,607	Enlink Midstream LLC	12,567,906
438,051	SemGroup Corp.	33,620,414
567,815	Spectra Energy Corp.	22,218,601
167,375	Spectra Energy Partners LP	9,038,250
87,300	TransCanada Corporation	4,303,017
		94,762,766

See accompanying notes to financial statements.

2

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2014

Shares		Value
	SHIPPING - 16.0%
2,716,282	Capital Product Partners LP	$25,071,283
472,798	Dynagas LNG Partners LP	10,410,759
445,648	GasLog, Ltd.	9,278,391
347,087	GasLog Partners LP	9,288,048
582,102	Golar LNG Partners LP	21,066,271
215,735	Hoegh LNG Partners LP	4,532,592
533,634	Knot Offshore Partners LP	12,844,570
424,476	Teekay Shipping Corp.	24,814,867
790,653	Teekay Offshore Partners LP	23,664,244
		140,971,025

	TOTAL MLP & MLP RELATED SECURITIES (Cost $696,228,883)	802,659,785

	EXCHANGE TRADED NOTES - 6.6%
451,600	Credit Suisse MLP Equal Weight Index ETN	15,620,844
187,950	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	12,348,315
241,885	ETRACS Alerian MLP Index ETN	7,723,388
89,900	ETRACS Alerian Natural Gas MLP Index ETN	3,516,888
181,900	iPath S&P MLP ETN	5,973,596
228,700	JPMorgan Alerian MLP Index ETN	11,585,942
86,120	Morgan Stanley Cushing MLP High Income Index ETN	1,545,527
	TOTAL EXCHANGE TRADED NOTES (Cost $48,360,489)	58,314,500

	SHORT-TERM INVESTMENT - 2.7%
	MONEY MARKET FUND - 2.7%
23,397,549	Fidelity Institutional Money Market Funds - Money Market Portfolio to yield 0.04% ** (Cost $23,397,549)	23,397,549

	TOTAL INVESTMENTS - 100.3% (Cost $767,986,921) (a)	$884,371,834
	LIABILITIES IN EXCESS OF OTHER ASSESTS - (0.3)%	(2,975,189)
	NET ASSETS - 100.0%	$881,396,645

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $772,772,678 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$130,788,522
Unrealized Depreciation:	(19,189,366)
Net Unrealized Appreciation:	$111,599,156

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2014.

See accompanying notes to financial statements.

3

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2014

ASSETS
Investment in Securities (cost $767,986,921)	$884,371,834
Receivable for Fund shares sold	1,688,729
Dividends and interest receivable	3,922,998
Prepaid expenses and other assets	197,949
TOTAL ASSETS	890,181,510

LIABILITIES
Payable for investments purchased	7,573,681
Investment advisory fees payable	814,213
Payable for Fund shares repurchased	256,752
Distribution (12b-1) fees payable	65,926
Fees payable to other affiliates	58,564
Accrued expenses and other liabilities	15,729
TOTAL LIABILITIES	8,784,865
NET ASSETS	$881,396,645

Net Assets Consist Of:
Paid in capital	$769,335,878
Undistributed net investment loss	(2,486,301)
Accumulated net realized loss from security transactions	(1,837,845)
Net unrealized appreciation of investments	116,384,913
NET ASSETS	$881,396,645

See accompanying notes to financial statements.

4

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$112,032,209
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,959,320
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.08
Maximum offering price per share (maximum sales charge of 5.75%)	$14.94

Class C Shares:
Net Assets	$52,753,299
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,755,921
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.05

Class I Shares:
Net Assets	$716,611,137
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	50,854,151
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.09

See accompanying notes to financial statements.

5

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2014

INVESTMENT INCOME
Dividend Income	$17,175,771
Interest Income	4,859
Less: Foreign withholding taxes	(18,189)
TOTAL INVESTMENT INCOME	17,162,441

EXPENSES
Investment advisory fees	5,017,394
Distribution (12b-1) Fees:
Class A	132,581
Class C	207,470
Administrative services fees	240,370
Non 12b-1 shareholder servicing fees	142,096
Transfer agent fees	64,459
Accounting services fees	59,058
Compliance officer fees	29,843
Custodian fees	29,037
Registration fees	26,214
Printing and postage expenses	20,165
Audit Fees	15,123
Legal Fees	15,123
Trustees fees and expenses	7,490
Insurance expense	6,050
Other expenses	29,138
TOTAL EXPENSES	6,041,611

Less: Fees waived by the Co-Advisers	(71,365)
NET EXPENSES	5,970,246
NET INVESTMENT INCOME	11,192,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(166,544)
Net change in unrealized appreciation on investments	36,738,630

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,572,086

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,764,281

See accompanying notes to financial statements.

6

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
FROM OPERATIONS
Net investment income	$11,192,195	$7,511,498
Net realized gain (loss) from security transactions	(166,544)	(2,383,412)
Net change in unrealized appreciation of investments	36,738,630	67,588,659
Net increase in net assets resulting from operations	47,764,281	72,716,745

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,191,204)	(198,293)
Class C	(869,694)	—
Class I	(15,410,303)	(2,114,163)
From return of capital:
Class A	—	(1,897,288)
Class C	—	(462,419)
Class I	—	(12,948,242)
Net decrease in net assets resulting from distributions to shareholders	(18,471,201)	(17,620,405)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	59,815,358	67,994,528
Class C	29,905,590	21,945,886
Class I	237,686,655	369,149,158
Net asset value of shares issued in reinvestment of distributions:
Class A	1,509,424	1,626,198
Class C	818,187	422,485
Class I	11,929,017	11,317,087
Payments for shares redeemed:
Class A	(39,849,482)	(9,203,416)
Class C	(2,473,475)	(1,401,111)
Class I	(69,014,542)	(31,541,792)
Net increase in net assets resulting from shares of beneficial interest	230,326,732	430,309,023

TOTAL INCREASE IN NET ASSETS	259,619,812	485,405,363

NET ASSETS
Beginning of Period	621,776,833	136,371,470
End of Period*	$881,396,645	$621,776,833
* Includes undistributed net investment income (loss) of:	$(2,486,301)	$4,792,705

See accompanying notes to financial statements.

7

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Class A:
Shares Sold	4,133,883	5,455,405
Shares Reinvested	105,513	126,809
Shares Redeemed	(2,700,747)	(737,227)
Net increase in shares of beneficial interest outstanding	1,538,649	4,844,987

Class C:
Shares Sold	2,053,028	1,766,320
Shares Reinvested	57,379	32,733
Shares Redeemed	(173,760)	(111,686)
Net increase in shares of beneficial interest outstanding	1,936,647	1,687,367

Class I:
Shares Sold	16,337,796	30,239,660
Shares Reinvested	833,142	885,270
Shares Redeemed	(4,782,080)	(2,492,955)
Net increase in shares of beneficial interest outstanding	12,388,858	28,631,975

See accompanying notes to financial statements.

8

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	October 31, 2014	April 30,	April 30,
Class A	(Unaudited)	2014	2013 (1)
Net asset value, beginning of period	$13.30	$11.81	$10.00

Activity from investment operations:
Net investment income (2)	0.19	0.23	0.19
Net realized and unrealized gain on investments	0.89	1.72	1.73
Total from investment operations	1.08	1.95	1.92

Less distributions from:
Net investment income	(0.30)	(0.04)	(0.05)
Net realized gains	—	—	(0.01)
Return of capital	—	(0.42)	(0.05)
Total distributions	(0.30)	(0.46)	(0.11)
Net asset value, end of period	$14.08	$13.30	$11.81
Total return (3)(6)	8.13%	16.76%	19.21%
Net assets, at end of period (000s)	$112,032	$85,399	$18,609

Ratio of gross expenses to average net assets (4)(5)	1.67%	1.73%	2.06%
Ratio of net expenses to average net assets (5)	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets (5)	2.56%	1.83%	2.72%
Portfolio Turnover Rate (6)	3%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class A shares commenced operations on September 14, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

9

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	October 31, 2014	April 30,	April 30,
Class C	(Unaudited)	2014	2013 (1)
Net asset value, beginning of period	$13.29	$11.82	$10.00

Activity from investment operations:
Net investment income (2)	0.14	0.12	0.03
Net realized and unrealized gain on investments	0.88	1.74	1.83
Total from investment operations	1.02	1.86	1.86

Less distributions from:
Net investment income	(0.26)	—	(0.02)
Return of capital	—	(0.39)	(0.02)
Total distributions	(0.26)	(0.39)	(0.04)
Net asset value, end of period	$14.05	$13.29	$11.82
Total return (3)(6)	7.66%	15.91%	8.21%
Net assets, at end of period (000s)	$52,753	$24,169	$1,559

Ratio of gross expenses to average net assets (4)(5)	2.42%	2.48%	2.81%
Ratio of net expenses to average net assets (5)	2.40%	2.40%	2.40%
Ratio of net investment income to average net assets (5)	1.86%	0.99%	1.15%
Portfolio Turnover Rate (6)	3%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class C shares commenced operations on February 21, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

10

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	October 31, 2014	April 30,	April 30,
Class I	(Unaudited)	2014	2013 (1)
Net asset value, beginning of period	$13.32	$11.82	$10.00

Activity from investment operations:
Net investment income (2)	0.21	0.25	0.19
Net realized and unrealized gain on investments	0.88	1.74	1.75
Total from investment operations	1.09	1.99	1.94

Less distributions from:
Net investment income	(0.32)	(0.07)	(0.06)
Net realized gains	—	—	(0.01)
Return of capital	—	(0.42)	(0.05)
Total distributions	(0.32)	(0.49)	(0.12)
Net asset value, end of period	$14.09	$13.32	$11.82
Total return (3)(6)	8.17%	17.07%	19.43%
Net assets, at end of period (000s)	$716,611	$512,208	$116,204

Ratio of gross expenses to average net assets (4)(5)	1.42%	1.48%	1.81%
Ratio of net expenses to average net assets (5)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (5)	2.88%	1.99%	2.75%
Portfolio Turnover Rate (6)	3%	7%	6%

(1)	The Eagle MLP Strategy Fund’s Class I shares commenced operations on September 14, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Co-Advisers.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

11

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2014

1.	ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Co-Advisers’ (as defined below) discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available

12

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The team may also enlist third party consultants, such as an audit firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) co-advisers. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause a Co-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the co-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the co-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

13

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2014 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$802,659,785	$—	$—	$802,659,785
Exchange Traded Notes	58,314,500	—	—	58,314,500
Short-Term Investment	23,397,549	—	—	23,397,549
Total	$884,371,834	$—	$—	$884,371,834

There were no transfers into or out of Level 2 or Level 3 during the current period presented. It is the Fund’s policy to record transfers into or out of a level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.
14

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax year 2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

15

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $244,152,073 and $22,003,673, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2014 the Fund incurred advisory fees of $5,017,394.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2015, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, and 1.40% per annum of Class I average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2014, the Co-Advisers waived expenses of $71,365.

If the Co-Advisers waive any fee or reimburse any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, respectively, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

16

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2016	April 30, 2017
$140,428	$311,517

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00 % of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisers. Class I shares are not covered under the Plans. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2014, the Fund paid $132,581 and $207,470 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares and Class C shares, respectively, for the six months ended October 31, 2014, the Distributor received $480,522 and $0 from front-end sales charge of which $68,564 and $0 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund’s tax character of distributions paid during the years ended April 30, 2014 and April 30, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2014	April 30, 2013
Ordinary Income	$2,312,456	$516,901
Return of Capital	15,307,949	387,921
	$17,620,405	$904,822
17

Eagle MLP Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2014

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(629,967)	$(1,034,386)	$84,432,040	$82,767,687

The difference between book basis and tax basis unrealized appreciation and accumulated net investment income is primarily attributable to tax adjustments for partnerships and the tax deferral of wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such losses of $1,034,386.

At April 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$629,967	$—	$629,967	Non-Expiring

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, foreign currency gains and short-term capital gains, and tax adjustments for partnerships, resulted in reclassification for the year ended April 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(211)	$(711,900)	$712,111

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

18

Eagle MLP Strategy Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2014

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	5/1/14	10/31/14	5/1/14 – 10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$1,081.30	$ 8.66	1.65%
Class C	$1,000.00	$1,076.60	$12.56	2.40%
Class I	$1,000.00	$1,081.70	$ 7.35	1.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	5/1/14	10/31/14	5/1/14 – 10/31/14	5/1/14 – 10/31/14
Class A	$1,000.00	$1,016.89	$ 8.39	1.65%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Class I	$1,000.00	$1,018.15	$ 7.12	1.40%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.
19

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION
October 31, 2014 (Unaudited)

Eagle MLP Strategy Fund (Co-Advisers Eagle Global Advisors, LLC and Princeton Fund Advisors, LLC)

In connection with the regular meeting held on August 12-13, 2014, the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement by and among Eagle Global Advisors, LLC (“EGA”) and Princeton Fund Advisors, LLC (“Princeton”) , each an adviser” or co-adviser, and the Trust(the ” Co-Advisory Agreement”), with respect to the Eagle MLP Strategy Fund (the “Fund”). In considering the approval of the Co-Advisory Agreement, the Trustees received materials specifically relating to the Co-Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Co-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Service.

Eagle Global Advisors LLC. The Trustees noted that EGA, founded in 1996 and 100% employee owned, currently manages over $5 billion in assets for individual and institutional investors, pensions plans, endowments, and foundations, providing a variety of portfolio strategies through separately managed accounts, investment partnerships, and mutual funds. The Board reviewed the background information on the key investment personnel responsible for servicing the Fund and was satisfied that they have a high level of financial industry expertise and experience also noting that the core senior investment professionals have been together since the firm’s founding, with some having worked together at a predecessor firm, which the Board believes results in stability and continuity to the overall operations. The Trustees noted that as co-adviser to the Fund, EGA is responsible for the MLP strategy implementation utilizing its team of investment professionals, dedicated research analysts, administrators and a client service/marketing professional. The Board noted that Eagle makes use of an investment committee that formally meets once a month and an MLP investment team that meets weekly, both to discuss strategy and make investments decisions. Understanding that not all strategy risks can be eliminated, the co-adviser identified and described to the Board several risks it monitors and discussed the adviser’s mitigation approach for each, giving the Board comfort that the co-adviser has a good risk management understanding and culture. The Trustees considered that the co-adviser monitors compliance with the Fund’s investment limitations with the CCO and portfolio management team by receiving and reviewing daily reports which measures the Fund’s current holdings versus its investment limitations. The Board reviewed Eagle’s broker-dealer selection process noting the co-adviser conducts annual evaluations of key factors giving the Board comfort that its approach is consistent with best execution policies. The Trustees considered that although there have been no material compliance or litigation issues reported since the last advisory contract approval, EGA is currently undergoing a routine SEC examination which began in March 2014, but noted that as of the Meeting, there has been no further correspondence. The Board noted its satisfaction with EGA’s professional organization, strong experienced investment team, and solid compliance and risk management culture. The Board also expressed its sentiment that the co-adviser relationship with Princeton is working well with

20

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION
October 31, 2014 (Unaudited)(Continued)

both advisers performing to their respective strengths to the benefit of shareholders. The Board concluded that the Fund and its shareholder will continue to benefit from the high level of quality services provided by EGA.

Princeton Fund Advisors, LLC. The Trustees discussed that, established in 2011, Princeton provides alternative asset management strategies to institutional and individual clients, acts as adviser or co-adviser to several mutual funds and manages close to $1.2 billion in assets. The Board reviewed the background information of the key personnel responsible for servicing the Fund and noted their familiarity and satisfaction that the investment team has over 60 years of combined experience with alternative asset management obtained from past positions held at various financial institutions. The Board recognized that Princeton does not make investment decisions for the Fund, but utilizes its 1940 Act experience to focus on conducting ongoing due diligence of the co-adviser, EGA, to ensure the Fund is being managed within investment guidelines as outlined in its prospectus, and provides active management for a majority of ancillary operational functions allowing EGA to primarily concentrate on the portfolio activity. The Board considered the myriad of other ancillary functions Princeton performs such as managing the on-boarding process of Fund approved broker dealers, working with the Fund’s service providers on a regular basis with respect to fund accounting, administration, and compliance, and leading the Fund’s marketing efforts by leveraging its asset raising track record and marketing professionals. The Trustees agreed that these services, in addition to the others performed by Princeton, add overall value to the Fund and its shareholders. They noted that Princeton provides daily compliance monitoring with the Fund’s investment limitations and investment guidelines by performing and reviewing daily tests on the portfolio, providing those test results to EGA for corrective action if any portfolio breach occurred and ensures tax and diversification requirements are met and that the Fund remains compliant with other regulatory requirements. The Board also noted an extra control Princeton performs is the utilization of an investment committee that meets on a regular basis to review the Fund’s investment portfolio and retains the ability to implement any changes in the portfolio, if EGA had not taken timely action to correct, to make sure the Fund is compliant. The Trustees noted favorably that Princeton reported no material compliance or litigation issues that would inhibit its ability to operate as co-adviser to the Fund. The Board recognized Princeton’s 1940 Act experience and strong operational focus add value and bring benefits to the co-adviser partnership with EGA. The Board agreed that Princeton has done what was expected and performed well in its co-adviser role and that the co-adviser relationship with EGA has allowed both firms to perform to their strengths. The Board concluded that Princeton will likely continue providing high quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees noted that the Fund returned 34.50% over the one year period and 30.23% since inception (October 1, 2012), significantly outperforming the Alerian MLP Index TR with returns of 21.56% and 22.83%, respectively, and the co-adviser selected peer group with returns of 26.04% and 23.47%, respectively. They considered that the Fund’s largest monthly increase in value was 9.83% in June 2014, and its largest monthly decrease was -1.09% in August 2013. The Trustees discussed each co-adviser’s contribution to the Fund’s performance and success and agreed that the co-advisers are working well together to add value to shareholders. The Trustees concluded that, overall, performance is very good, relative to the short timeframe presented, and the co-advisers have added tremendous value to shareholders.

Fees and Expenses. The Trustees noted that the advisory fee charged to the Fund is 1.25% which is higher than the peer group average of 1.02% and the Energy Limited Partnership

21

Eagle MLP Strategy Fund
SUPPLEMENTAL INFORMATION
October 31, 2014 (Unaudited)(Continued)

Morningstar Category of 1.00%. They further noted that the advisory fee is among the highest of the funds in the peer group and Morningstar category, which range from 0.70%-1.25%. The Trustees discussed the impact of deferred tax costs in the underlying fund master limited partnerships on the Fund’s overall expenses, and considered that the Fund’s expense ratio is significantly lower than its benchmark averages of 6.92% and 5.13%, respectively. After further discussion, the Trustees concluded that the advisory fees are not unreasonable given the Fund’s category and in consideration of the benefits to shareholders in light of the overall expenses of the Fund.

Economies of Scale. The Trustees considered whether the co-advisers had achieved economies of scale with respect to the management of the Fund. They noted that the co-advisers had indicated their willingness to discuss the matter with the Board as the Fund grows and anticipates realizing economies of scale when Fund assets reach a level discussed in the 15(c) response. After discussion, it was the consensus of the Trustees that based on the current size of the Fund, although economies do not appear to have been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

Profitability. The Trustees considered the co-adviser’s profitability in connection with their relationship with the Fund. They noted that each co-adviser reported a profit in connection with its services to the Fund, but that such profit in terms of percentage of revenue was in each case in the low range, based on the Board’s understanding of industry norms. After discussion, the Trustees concluded that, based on the profitability analysis provided, it does not appear that excessive profitability from the co-advisers’ relationships with the Fund is an issue at this time.

Conclusion. Having requested and received such information from the co-advisers as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Co-Advisory Agreement is in the best interests of the shareholders of Eagle.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
22

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
23

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
24

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISORS
Princeton Fund Advisors, LLC
1125 17th Street, Suite 1400
Denver, CO 80202

Eagle Global Advisors, LLC
5847 San Felipe, LLC
Houston, TX 77057

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/9/15

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/15